Mortgage Servicing Assets (Details 1) (Mortgage Servicing Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Servicing Assets [Member]
Estimated amortization expense
2013	$ 565
2014	489
2015	414
2016	338
2017	261
Thereafter	327
Total	$ 2,394	$ 2,142	$ 2,134	$ 1,890